John Hancock Financial Services

197 Clarendon Street, C-1
Boston, Massachusetts 02116

(617) 572-9197

Fax: (617) 572-9161

E-mail: jchoodlet@jhancock.com

James C. Hoodlet

Vice President and Counsel

US Insurance Law

VIA EDGAR

May 5, 2009

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Room

RE	John Hancock Life Insurance Company (U.S.A.) Registration Statements Filed On Form N-6

John Hancock Life Insurance Company (U.S.A.) Account A (VUL Accumulator II, EPVUL, Accumulation)	# 333-85284

John Hancock Life Insurance Company (U.S.A.) Account A (VUL Protector)	# 333-88748

John Hancock Life Insurance Company (U.S.A.) Account A (SPVL)	# 333-71136

John Hancock Life Insurance Company (U.S.A.) Account A (Survivorship VUL)	# 333-100597

John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life)	# 333-124150

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Performance VUL)	# 333-131299

John Hancock Life Insurance Company (U.S.A.) Account A (Survivorship Variable Universal Life)	# 333-141692

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship VULX)	# 333-148991

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VULX)	# 333-151630

John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation08)	# 333-152406

John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VCOLIX)	# 333-153252

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 03, Corporate VUL 04)	# 333-100567

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 05)	# 333-126668

John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 08)	# 333-152409

John Hancock Life Insurance Company of New York Registration Statements Filed On Form N-6

John Hancock Life Insurance Company of New York Account B (VUL Accumulator)	# 333-85296

John Hancock Life Insurance Company of New York Account B (VUL Protector 2002)	# 333-88972

John Hancock Life Insurance Company of New York Account B (SPVL)	# 333-33504

John Hancock Life Insurance Company of New York Account B (Survivorship VUL 2003)	# 333-100664

John Hancock Life Insurance Company of New York Account B (Protection Variable Universal Life Insurance)	# 333-127543

John Hancock Life Insurance Company of New York Account B (Corporate VUL 05)	# 333-131139

John Hancock Life Insurance Company of New York Account B (Accumulation VUL)	# 333-131134

John Hancock Life Insurance Company of New York Account B (Majestic Performance VUL)	# 333-132905

John Hancock Life Insurance Company of New York Account B (Survivorship Variable Universal Life)	# 333-141693

John Hancock Life Insurance Company of New York Account B (Majestic Survivorship VULX)	# 333-148992

John Hancock Life Insurance Company of New York Account B (Majestic VULX)	# 333-151631

John Hancock Life Insurance Company of New York Account B (Accumulation08)	# 333-152407

John Hancock Life Insurance Company of New York Account B (Corporate VUL 08)	# 333-152408

John Hancock Life Insurance Company of New York Account B (Majestic VCOLIX)	# 333-153253

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ James C. Hoodlet
James C. Hoodlet
Vice President and Counsel